Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
OPERATING ACTIVITIES
Net income	$ 61,466	$ 85,126
Non-cash items:
Depreciation and amortization	52,688	30,468
Asset impairment (note 13)	6,420	0
Unrealized loss (gain) on derivative instruments	789	(3,852)
Equity income	(8,554)	(6,169)
Other	5,996	761
Change in operating assets and liabilities	(12,402)	(11,391)
Expenditures for dry docking	(2,810)	(4,030)
Net operating cash flow	103,593	90,913
FINANCING ACTIVITIES
Proceeds from long-term debt, net of issuance costs	849,728	222,435
Repayments of long-term debt	(82,410)	(13,184)
Prepayment of long-term debt	(890,091)	(191,592)
Equity contribution from Teekay Corporation to Entities under Common Control (note 3)	0	1,015
Net advances to affiliates (note 3)	0	(2,076)
Cash dividends paid	(32,782)	(6,909)
Proceeds from equity offerings, net of offering costs	0	50,928
Net financing cash flow	(155,555)	57,970
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(3,937)	(228,359)
Loan repayments from equity accounted investment	2,500	0
Return of capital from (investment in) Teekay Tanker Operations Ltd. (note 5c)	15,000	(239)
Net investing cash flow	13,563	(228,598)
Decrease in cash and cash equivalents	(38,399)	(79,715)
Cash and cash equivalents, beginning of the period	96,417	162,797
Cash and cash equivalents, end of the period	58,018	83,082
Entities Under Common Control [Member]
FINANCING ACTIVITIES
Repayments of long-term debt	$ 0	$ (2,647)